SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Short Term Investment Abstract
Schedule of cash and cash equivalents

	December 31,
	2023	2022
Marketable securities:

Financial assets at fair value through profit or loss (mainly in USD)
Corporate bonds	4,181	4,033
Government bonds and loans	784	392
Shares	638	784
Exchange Traded Funds	3,375	3,308

	8,978	8,517

Short-term deposits	10,579	5,700

	19,557	14,217